Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments
The notional contract[1] amounts of financing derivatives by type are as follows:

	2019	2018
	£m	£m
Interest rate swaps	(6,299)	(8,390)
Cross-currency interest rate swaps	(6,700)	(6,925)
Foreign exchange forward contracts	(2,937)	(5,793)
Inflation-linked swaps	(500)	(1,191)
Equity options	(800)	(800)
	(17,236)	(23,099)

1.	The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.
The fair values of financing derivatives by type are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	539	(384)	155	678	(457)	221
Cross-currency interest rate swaps	470	(443)	27	687	(207)	480
Foreign exchange forward contracts[1]	41	(41)	—	174	(2)	172
Inflation-linked swaps	—	(214)	(214)	5	(278)	(273)
Equity options	2	(2)	—	1	(1)	—
	1,052	(1,084)	(32)	1,545	(945)	600

1.	Included within the foreign exchange forward contracts balance is £32 million (2018: £67 million) of derivatives in relation to hedging of capital expenditure.
The notional quantities of commodity contract derivatives by type are as follows:

	2019	2018
Forward purchases of gas[1]	52m Dth	54m Dth
Electricity swaps	12,848 GWh	12,839 GWh
Electricity options	10,444 GWh	13,897 GWh
Electricity capacity	-	0.6 GWm
Gas swaps	87m Dth	100m Dth
Gas options	34m Dth	7m Dth

1.	Forward gas purchases have terms up to two years. The contractual obligations under these contracts are £108 million (2018: £96 million).

The fair values of derivatives by category are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,052	(1,084)	(32)	1,545	(945)	600
Commodity contract derivatives	101	(99)	2	69	(116)	(47)
Further Acquisition Agreement derivative[1]	—	—	—	110	—	110
	1,153	(1,183)	(30)	1,724	(1,061)	663

1.	The Further Acquisition Agreement derivative is a put/call option over a 14% interest in Quadgas that has been reclassified as held for sale during the period (see note 10).
The fair values of commodity contract derivatives by type are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	66	(78)	(12)	60	(64)	(4)
Derivative financial instruments linked to commodity prices
Electricity capacity	—	—	—	1	—	1
Electricity swaps	29	(19)	10	7	(46)	(39)
Electricity options	—	—	—	—	(1)	(1)
Gas swaps	5	(1)	4	1	(4)	(3)
Gas options	1	(1)	—	—	(1)	(1)
	101	(99)	2	69	(116)	(47)

Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of commodity contract derivatives is as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	52	(68)	(16)	30	(76)	(46)
	52	(68)	(16)	30	(76)	(46)
Non-current
In 1 to 2 years	14	(9)	5	6	(17)	(11)
In 2 to 3 years	9	(8)	1	6	(11)	(5)
In 3 to 4 years	6	(4)	2	6	(3)	3
In 4 to 5 years	6	(4)	2	5	(2)	3
More than 5 years	14	(6)	8	16	(7)	9
	49	(31)	18	39	(40)	(1)
	101	(99)	2	69	(116)	(47)
The maturity profile of financing derivatives is as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	56	(282)	(226)	375	(325)	50
	56	(282)	(226)	375	(325)	50
Non-current
In 1 to 2 years	19	(193)	(174)	83	(88)	(5)
In 2 to 3 years	416	(1)	415	25	(27)	(2)
In 3 to 4 years	11	—	11	418	(5)	413
In 4 to 5 years	20	(14)	6	12	—	12
More than 5 years	530	(594)	(64)	632	(500)	132
	996	(802)	194	1,170	(620)	550
	1,052	(1,084)	(32)	1,545	(945)	600